Marketable Securities - Disclosure of Marketable Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities Disclosure [Abstract]
Balance, beginning of year	$ 225	$ 21,926
Acquisition	0	876
Dispositions	0	(13,319)
Change in fair value recognized in profit or loss	(86)	(9,258)
Balance, end of period	$ 139	$ 225